Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par		Value
EVENT LINKED BONDS - 20.4% (a)
Canada - 0.0% (b)
Multiperil - 0.0% (b)
MMIFS Re 2025-1 Class A, 6.00% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025, Cost $654,963) (c)(d)(e)	CAD	942,000	$647,984
Chile - 0.3%
Earthquake - 0.3%
IBRD CAR 131, 9.17% (SOFR + 4.79%), 03/31/2026 (Acquired 3/17/2023 - 2/29/2024, Cost $2,953,590) (c)(d)(e)		$2,946,000	2,984,486
Europe - 0.4%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 9.24% (3 Month EURIBOR + 6.50%), 04/20/2028 (Acquired 3/21/2024, Cost $681,786) (c)(d)(e)	EUR	628,000	654,755
Multiperil - 0.1%
King Max Re DAC, 7.79% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $833,136) (c)(d)(e)		774,000	806,484
Lion III Re DAC 2021-1, 6.92% (3 Month EURIBOR + 4.13%), 07/16/2025 (Acquired 6/30/2023, Cost $438,569) (c)(d)(e)		404,000	417,571
Taranis Re DAC 2023-1 Class A, 10.93% (3 Month EURIBOR + 8.25%), 01/21/2028 (Acquired 11/29/2023, Cost $282,018) (c)(d)(e)		257,000	274,841
			1,498,896
Windstorm - 0.2%
Blue Sky Re DAC 2023-1, 8.42% (3 Month EURIBOR + 5.75%), 01/26/2027 (Acquired 12/11/2023, Cost $379,986) (c)(d)(e)		353,000	378,623
Eiffel Re 2023-1 Class A, 6.03% (3 Month EURIBOR + 3.33%), 01/19/2027 (Acquired 6/22/2023, Cost $1,175,736) (c)(d)(e)		1,073,000	1,114,112
Hexagon IV Re 2023-1 Class A, 11.24% (3 Month EURIBOR + 8.50%), 01/21/2028 (Acquired 11/7/2023, Cost $825,695) (c)(d)(e)		772,000	811,864
			2,304,599
			4,458,250
Global - 1.4%
Cyber - 0.4%
East Lane Re VII 2024-1 Class A, 13.53% (3 Month US Treasury Bill Rate + 9.25%), 03/31/2026 (Acquired 12/20/2023, Cost $569,000) (c)(d)(e)		$569,000	569,024
Long Walk Re 2024-1 Class A, 14.03% (3 Month US Treasury Bill Rate + 9.75%), 01/30/2026 (Acquired 11/13/2023, Cost $360,000) (c)(d)(e)		360,000	365,506
Matterhorn Re SR2023-1 Class CYB-A, 16.28% (3 Month US Treasury Bill Rate + 12.00%), 01/08/2026 (Acquired 12/22/2023, Cost $1,346,000) (c)(d)(e)		1,346,000	1,353,392
PoleStar Re 2024-1 Class A, 17.28% (3 Month US Treasury Bill Rate + 13.00%), 01/07/2026 (Acquired 12/13/2023, Cost $1,000,000) (c)(d)(e)		1,000,000	1,018,780
PoleStar Re 2024-3 Class A, 14.78% (3 Month US Treasury Bill Rate + 10.50%), 01/07/2028 (Acquired 9/19/2024, Cost $1,682,000) (c)(d)(e)		1,682,000	1,734,069
			5,040,771
Earthquake - 0.1%
3264 Re 2025-1 Class B, 7.28% (3 Month US Treasury Bill Rate + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (c)(d)(e)		491,000	490,973
Ashera Re 2024-1 Class A, 9.28% (3 Month US Treasury Bill Rate + 5.00%), 04/07/2027 (Acquired 3/21/2024, Cost $506,000) (c)(d)(e)		506,000	513,490
			1,004,463
1

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Multiperil - 0.8%
3264 Re 2025-1 Class A, 25.53% (3 Month US Treasury Bill Rate + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (c)(d)(e)	$491,000	$490,949
Aragonite Re 2024-1 Class A, 9.53% (3 Month US Treasury Bill Rate + 5.25%), 04/07/2027 (Acquired 3/25/2024, Cost $627,000) (c)(d)(e)	627,000	641,554
Kendall Re 2024-1 Class A, 10.53% (3 Month US Treasury Bill Rate + 6.25%), 04/30/2027 (Acquired 4/22/2024, Cost $1,023,000) (c)(d)(e)	1,023,000	1,079,191
Matterhorn Re 2025-1 Class A, 11.28% (3 Month US Treasury Bill Rate + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $283,000) (c)(d)(e)	283,000	282,989
Matterhorn Re 2025-1 Class B, 16.53% (3 Month US Treasury Bill Rate + 12.25%), 02/04/2028 (Acquired 1/24/2025, Cost $432,000) (c)(d)(e)	432,000	431,963
Matterhorn Re SR2020-2 Class A, 4.41% (3 Month US Treasury Bill Rate + 1.50%), 01/08/2027 (Acquired 1/29/2020, Cost $1,873,319) (c)(d)(e)(f)	1,873,320	1,498,655
Matterhorn Re SR2021-1 Class A, 10.16% (SOFR + 5.75%), 12/08/2025 (Acquired 9/15/2022, Cost $258,453) (c)(d)(e)	261,000	258,192
Matterhorn Re SR2022-1 Class A, 9.64% (SOFR + 5.25%), 03/24/2025 (Acquired 7/13/2022, Cost $997,474) (c)(d)(e)	1,000,000	1,003,265
Matterhorn Re SR2022-1 Class B, 12.14% (SOFR + 7.75%), 03/24/2025 (Acquired 12/9/2024, Cost $604,853) (c)(d)(e)	600,000	602,089
Montoya Re 2022-1 Class A, 11.38% (3 Month US Treasury Bill Rate + 7.10%), 04/07/2025 (Acquired 9/16/2022, Cost $325,511) (c)(d)(e)	326,000	328,220
Northshore Re II 2022-1 Class A, 12.28% (3 Month US Treasury Bill Rate + 8.00%), 07/08/2025 (Acquired 5/2/2024, Cost $415,000) (c)(d)(e)	415,000	415,830
Sakura Re 2021-1 Class A, 6.69% (3 Month US Treasury Bill Rate + 2.41%), 04/07/2025 (Acquired 8/4/2023 - 11/9/2023, Cost $636,654) (c)(d)(e)	638,000	638,299
Sakura Re 2021-1 Class B, 7.92% (3 Month US Treasury Bill Rate + 3.64%), 04/07/2025 (Acquired 6/23/2023, Cost $364,458) (c)(d)(e)	365,000	365,879
Wrigley Re 2023-1 Class A, 10.78% (3 Month US Treasury Bill Rate + 6.50%), 08/07/2026 (Acquired 7/14/2023, Cost $507,000) (c)(d)(e)	507,000	519,027
		8,556,102
Windstorm - 0.1%
Queen Street 2023 Re DAC, 11.78% (3 Month US Treasury Bill Rate + 7.50%), 12/08/2025 (Acquired 5/12/2023, Cost $1,526,000) (c)(d)(e)	1,526,000	1,570,478
		16,171,814
Jamaica - 0.2%
Windstorm - 0.2%
IBRD CAR 136, 11.58% (SOFR + 7.19%), 12/29/2027 (Acquired 4/25/2024, Cost $2,108,000) (c)(d)(e)	2,108,000	2,123,884
Japan - 0.3%
Earthquake - 0.1%
Kizuna Re III 2024-1 Class A, 7.03% (3 Month US Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $266,000) (c)(d)(e)	266,000	270,143
Nakama Re 2023-1 Class 2, 8.12% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $802,000) (c)(d)(e)	802,000	819,489
Nakama Re Pte. 2021-1 Class 1, 6.33% (3 Month US Treasury Bill Rate + 2.05%), 10/13/2026 (Acquired 2/8/2024, Cost $305,801) (c)(d)(e)	307,000	307,434
		1,397,066
Multiperil - 0.2%
Tomoni Re Pte 2024-1 Class A, 7.53% (3 Month US Treasury Bill Rate + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $679,000) (c)(d)(e)	679,000	685,110
Tomoni Re Pte 2024-1 Class B, 8.28% (3 Month US Treasury Bill Rate + 4.00%), 04/05/2028 (Acquired 3/25/2024, Cost $853,000) (c)(d)(e)	853,000	874,243
		1,559,353
		2,956,419
2

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par		Value
Mexico - 0.4%
Earthquake - 0.2%
IBRD CAR 132 Class A, 8.60% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024, Cost $1,865,000) (c)(d)(e)		$1,865,000	$1,891,638
IBRD CAR 133 Class B, 15.60% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $651,000) (c)(d)(e)		651,000	652,680
			2,544,318
Windstorm - 0.2%
IBRD CAR 134 Class C, 18.08% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024, Cost $1,408,000) (c)(d)(e)		1,408,000	1,462,145
IBRD CAR 135 Class D, 16.58% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $613,000) (c)(d)(e)		613,000	641,190
			2,103,335
			4,647,653
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023, Cost $1,325,284) (c)(d)(e)	NZD	2,171,000	1,252,200
United States - 17.3%
Earthquake - 2.7%
Acorn Re 2023-1 Class A, 8.63% (3 Month US Treasury Bill Rate + 4.35%), 11/06/2026 (Acquired 6/22/2023, Cost $1,096,000) (c)(d)(e)		$1,096,000	1,120,074
Acorn Re 2024-1 Class A, 7.38% (3 Month US Treasury Bill Rate + 3.10%), 11/05/2027 (Acquired 10/25/2024, Cost $1,080,000) (c)(d)(e)		1,080,000	1,084,314
Acorn Re 2024-1 Class B, 7.38% (3 Month US Treasury Bill Rate + 3.10%), 11/07/2025 (Acquired 10/25/2024, Cost $1,133,000) (c)(d)(e)		1,133,000	1,134,679
Herbie Re 2022-1 Class A, 17.78% (3 Month US Treasury Bill Rate + 13.50%), 01/08/2027 (Acquired 11/18/2022, Cost $392,000) (c)(d)(e)		392,000	431,688
Merna Re II 2022-1 Class A, 8.13% (3 Month US Treasury Bill Rate + 3.85%), 04/07/2025 (Acquired 7/7/2023 - 1/19/2024, Cost $1,376,164) (c)(d)(e)		1,376,000	1,380,235
Sutter Re 2023-1 Class B, 11.03% (3 Month US Treasury Bill Rate + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 5/3/2024, Cost $1,975,354) (c)(d)(e)		1,973,000	2,044,946
Sutter Re 2023-1 Class E, 14.03% (3 Month US Treasury Bill Rate + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 9/26/2023, Cost $2,178,867) (c)(d)(e)		2,177,000	2,289,161
Torrey Pines Re 2023-1 Class A, 9.50% (3 Month US Treasury Bill Rate + 5.22%), 06/05/2026 (Acquired 5/18/2023, Cost $1,132,000) (c)(d)(e)		1,132,000	1,158,514
Torrey Pines Re 2024-1 Class A, 10.28% (3 Month US Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 5/17/2024, Cost $1,862,000) (c)(d)(e)		1,862,000	1,940,830
Torrey Pines Re 2024-1 Class B, 11.53% (3 Month US Treasury Bill Rate + 7.25%), 06/07/2027 (Acquired 5/17/2024, Cost $1,263,000) (c)(d)(e)		1,263,000	1,309,303
Torrey Pines Re 2024-1 Class C, 13.28% (3 Month US Treasury Bill Rate + 9.00%), 06/05/2026 (Acquired 5/17/2024, Cost $598,000) (c)(d)(e)		598,000	617,575
Ursa Re 2023-1 Class AA, 9.78% (3 Month US Treasury Bill Rate + 5.50%), 12/06/2025 (Acquired 4/12/2023, Cost $633,000) (c)(d)(e)		633,000	644,615
Ursa Re 2023-1 Class C, 12.53% (3 Month US Treasury Bill Rate + 8.25%), 12/06/2025 (Acquired 4/12/2023, Cost $341,000) (c)(d)(e)		341,000	351,073
Ursa Re 2023-2 Class E, 13.53% (3 Month US Treasury Bill Rate + 9.25%), 12/07/2026 (Acquired 10/10/2023, Cost $2,489,000) (c)(d)(e)		2,489,000	2,633,622
Ursa Re 2023-3 Class AA, 9.78% (3 Month US Treasury Bill Rate + 5.50%), 12/07/2026 (Acquired 12/1/2023, Cost $2,194,000) (c)(d)(e)		2,194,000	2,281,508
Ursa Re 2023-3 Class D, 13.03% (3 Month US Treasury Bill Rate + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 5/17/2024, Cost $2,619,306) (c)(d)(e)		2,614,000	2,758,480
Ursa Re II 2022-1 Class A, 9.28% (3 Month US Treasury Bill Rate + 5.00%), 06/16/2025 (Acquired 10/19/2023, Cost $456,330) (c)(d)(e)		457,000	460,200
Ursa Re II 2022-2 Class AA, 11.28% (3 Month US Treasury Bill Rate + 7.00%), 12/06/2025 (Acquired 12/8/2022, Cost $331,000) (c)(d)(e)		331,000	341,097
Ursa Re II 2022-2 Class C, 14.53% (3 Month US Treasury Bill Rate + 10.25%), 12/06/2025 (Acquired 12/8/2022 - 9/5/2023, Cost $531,842) (c)(d)(e)		526,000	550,495
3

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Earthquake - 2.7% (continued)
Veraison Re 2023-1 Class A, 11.20% (3 Month US Treasury Bill Rate + 6.91%), 03/09/2026 (Acquired 12/14/2022, Cost $760,000) (c)(d)(e)	$760,000	$791,158
Veraison Re 2023-1 Class B, 16.82% (3 Month US Treasury Bill Rate + 12.53%), 03/09/2026 (Acquired 12/14/2022, Cost $729,000) (c)(d)(e)	729,000	780,171
Veraison Re 2024-1 Class A, 9.03% (3 Month US Treasury Bill Rate + 4.75%), 03/08/2027 (Acquired 1/30/2024, Cost $826,000) (c)(d)(e)	826,000	850,421
Veraison Re 2025-1 Class A, 7.78% (3 Month US Treasury Bill Rate + 3.50%), 03/08/2028 (Acquired 1/30/2025, Cost $1,795,000) (c)(d)(e)	1,795,000	1,795,000
Veraison Re 2025-1 Class B, 9.28% (3 Month US Treasury Bill Rate + 5.00%), 03/08/2028 (Acquired 1/30/2025, Cost $852,000) (c)(d)(e)	852,000	852,000
Wrigley Re 2023-1 Class B, 11.28% (3 Month US Treasury Bill Rate + 7.00%), 08/07/2026 (Acquired 7/14/2023, Cost $1,166,000) (c)(d)(e)	1,166,000	1,220,020
		30,821,179
Flood - 0.8%
FloodSmart Re 2022-1 Class A, 16.11% (3 Month US Treasury Bill Rate + 11.83%), 02/25/2025 (Acquired 7/12/2022, Cost $2,994,954) (c)(d)(e)	3,000,000	3,014,552
FloodSmart Re 2022-1 Class B, 18.61% (3 Month US Treasury Bill Rate + 14.33%), 02/25/2025 (Acquired 10/24/2023, Cost $274,747) (c)(d)(e)	275,000	252,414
FloodSmart Re 2024-1 Class A, 18.28% (3 Month US Treasury Bill Rate + 14.00%), 03/12/2027 (Acquired 2/29/2024, Cost $4,099,000) (c)(d)(e)	4,099,000	4,273,455
FloodSmart Re 2024-1 Class B, 21.53% (3 Month US Treasury Bill Rate + 17.25%), 03/12/2027 (Acquired 2/29/2024, Cost $967,000) (c)(d)(e)	967,000	969,820
		8,510,241
Mortality/Longevity/Disease - 0.2%
Vita Capital VI 2021-1 Class B, 7.51% (SOFR + 3.12%), 01/08/2026 (Acquired 2/22/2023, Cost $438,928) (c)(d)(e)(f)	449,000	0
Vitality Re XIII 2022 Class A, 6.28% (3 Month US Treasury Bill Rate + 2.00%), 01/06/2026 (Acquired 1/4/2023, Cost $600,349) (c)(d)(e)	611,000	608,705
Vitality Re XIV 2023 Class A, 7.78% (3 Month US Treasury Bill Rate + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $637,020) (c)(d)(e)	629,000	636,428
Vitality Re XIV 2023 Class B, 8.78% (3 Month US Treasury Bill Rate + 4.50%), 01/05/2027 (Acquired 1/25/2023, Cost $334,000) (c)(d)(e)	334,000	336,707
Vitality Re XV 2024 Class A, 6.78% (3 Month US Treasury Bill Rate + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $372,000) (c)(d)(e)	372,000	371,784
Vitality Re XV 2024 Class B, 7.78% (3 Month US Treasury Bill Rate + 3.50%), 01/07/2028 (Acquired 1/22/2024, Cost $255,000) (c)(d)(e)	255,000	254,799
Vitality Re XVI 2025 Class A, 6.03% (3 Month US Treasury Bill Rate + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $359,000) (c)(d)(e)	359,000	358,981
		2,567,404
Multiperil - 6.3%
Aquila Re I 2023-1 Class A-1, 9.93% (3 Month US Treasury Bill Rate + 5.65%), 06/08/2026 (Acquired 5/10/2023, Cost $265,000) (c)(d)(e)	265,000	271,957
Aquila Re I 2023-1 Class B-1, 12.55% (3 Month US Treasury Bill Rate + 8.27%), 06/08/2026 (Acquired 5/10/2023, Cost $1,079,000) (c)(d)(e)	1,079,000	1,124,555
Aquila Re I 2023-1 Class C-1, 13.46% (3 Month US Treasury Bill Rate + 9.18%), 06/08/2026 (Acquired 5/10/2023, Cost $1,241,000) (c)(d)(e)	1,241,000	1,303,922
Aquila Re I 2024-1 Class A-1, 9.78% (3 Month US Treasury Bill Rate + 5.50%), 06/07/2027 (Acquired 4/26/2024, Cost $492,000) (c)(d)(e)	492,000	504,028
Aquila Re I 2024-1 Class B-1, 13.28% (3 Month US Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 4/26/2024, Cost $299,000) (c)(d)(e)	299,000	312,157
Baldwin Re 2021-1 Class A, 6.32% (3 Month US Treasury Bill Rate + 2.04%), 07/07/2025 (Acquired 7/25/2022 - 11/8/2023, Cost $3,916,793) (c)(d)(e)	3,933,000	3,929,661
Baldwin Re 2023-1 Class A, 8.78% (3 Month US Treasury Bill Rate + 4.50%), 07/07/2027 (Acquired 6/21/2023, Cost $423,000) (c)(d)(e)	423,000	430,257
Blue Halo Re 2022-1 Class B, 19.53% (3 Month US Treasury Bill Rate + 15.25%), 02/24/2025 (Acquired 1/30/2024, Cost $372,496) (c)(d)(e)	372,000	373,952
4

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Multiperil - 6.3% (continued)
Bonanza Re 2024-1 Class A, 4.28% (3 Month US Treasury Bill Rate + 0.00%), 01/08/2026 (Acquired 12/16/2024, Cost $207,559) (c)(d)(e)	$253,000	$203,715
Bonanza Re 2024-1 Class C, 9.78% (3 Month US Treasury Bill Rate + 5.50%), 12/19/2027 (Acquired 12/16/2024, Cost $802,000) (c)(d)(e)	802,000	801,946
Bridge Street Re 2025-1 Class A, 8.28% (3 Month US Treasury Bill Rate + 4.00%), 01/07/2028 (Acquired 12/24/2024, Cost $1,018,000) (c)(d)(e)	1,018,000	1,016,325
Caelus Re 2018-1 Class A, 4.78% (3 Month US Treasury Bill Rate + 0.50%), 06/09/2025 (Acquired 5/4/2018, Cost $2,681,000) (c)(d)(e)	2,681,000	2,117,990
Caelus Re 2018-1 Class B, 4.38% (3 Month US Treasury Bill Rate + 0.10%), 06/09/2025 (Acquired 5/4/2018 - 7/24/2018, Cost $1,743,791) (c)(d)(e)(f)	1,745,000	4,450
Foundation Re 2023-1 Class A, 10.53% (3 Month US Treasury Bill Rate + 6.25%), 01/08/2027 (Acquired 12/19/2023, Cost $968,000) (c)(d)(e)	968,000	989,813
Four Lakes Re 2022-1 Class A, 10.74% (3 Month US Treasury Bill Rate + 6.46%), 01/07/2026 (Acquired 12/22/2022, Cost $187,000) (c)(d)(e)	187,000	189,897
Four Lakes Re 2023-1 Class A, 10.03% (3 Month US Treasury Bill Rate + 5.75%), 01/07/2027 (Acquired 12/8/2023, Cost $314,000) (c)(d)(e)	314,000	318,471
Four Lakes Re 2024-1 Class A, 9.78% (3 Month US Treasury Bill Rate + 5.50%), 01/07/2028 (Acquired 12/11/2024, Cost $859,000) (c)(d)(e)	859,000	856,663
Four Lakes Re 2024-1 Class B, 12.53% (3 Month US Treasury Bill Rate + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $341,000) (c)(d)(e)	341,000	339,728
Fuchsia 2 2024-1 Class A, 9.28% (3 Month US Treasury Bill Rate + 5.00%), 04/06/2028 (Acquired 12/18/2024, Cost $1,324,000) (c)(d)(e)	1,324,000	1,319,383
Fuchsia 2023-1 Class A, 14.28% (3 Month US Treasury Bill Rate + 10.00%), 04/06/2027 (Acquired 12/14/2023, Cost $815,000) (c)(d)(e)	815,000	842,065
Galileo Re 2023-1 Class A, 11.28% (3 Month US Treasury Bill Rate + 7.00%), 01/07/2028 (Acquired 12/4/2023, Cost $1,313,000) (c)(d)(e)	1,313,000	1,368,930
Galileo Re 2023-1 Class B, 11.28% (3 Month US Treasury Bill Rate + 7.00%), 01/08/2026 (Acquired 12/4/2023, Cost $409,000) (c)(d)(e)	409,000	414,993
Herbie Re 2024-2 Class A, 11.53% (3 Month US Treasury Bill Rate + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (c)(d)(e)	462,000	467,401
Herbie Re 2024-2 Class B, 15.03% (3 Month US Treasury Bill Rate + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (c)(d)(e)	462,000	471,359
Herbie Re 2024-2 Class C, 27.28% (3 Month US Treasury Bill Rate + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $402,000) (c)(d)(e)	402,000	400,982
High Point Re 2023-1 Class A, 10.03% (3 Month US Treasury Bill Rate + 5.75%), 01/06/2027 (Acquired 12/1/2023, Cost $2,582,000) (c)(d)(e)	2,582,000	2,626,345
Hypatia Ltd. 2023-1 Class A, 14.78% (3 Month US Treasury Bill Rate + 10.50%), 04/08/2026 (Acquired 3/27/2023, Cost $377,000) (c)(d)(e)	377,000	397,265
Locke Tavern Re 2023-1 Class A, 9.07% (3 Month US Treasury Bill Rate + 4.78%), 04/09/2026 (Acquired 3/23/2023 - 8/21/2023, Cost $1,164,589) (c)(d)(e)	1,161,000	1,182,296
Long Point Re IV 2022-1 Class A, 8.53% (3 Month US Treasury Bill Rate + 4.25%), 06/01/2026 (Acquired 9/28/2023, Cost $259,956) (c)(d)(e)	261,000	263,878
Merna Re II 2023-1 Class A, 12.03% (3 Month US Treasury Bill Rate + 7.75%), 07/07/2026 (Acquired 4/5/2023, Cost $1,066,000) (c)(d)(e)	1,066,000	1,108,017
Merna Re II 2023-2 Class A, 14.53% (3 Month US Treasury Bill Rate + 10.25%), 07/07/2026 (Acquired 4/5/2023, Cost $1,279,000) (c)(d)(e)	1,279,000	1,336,870
Merna Re II 2024-1 Class A, 11.53% (3 Month US Treasury Bill Rate + 7.25%), 07/07/2027 (Acquired 5/8/2024, Cost $1,379,000) (c)(d)(e)	1,379,000	1,430,806
Merna Re II 2024-2 Class A, 13.03% (3 Month US Treasury Bill Rate + 8.75%), 07/07/2027 (Acquired 5/8/2024, Cost $1,758,000) (c)(d)(e)	1,758,000	1,846,684
Merna Re II 2024-3 Class A, 12.78% (3 Month US Treasury Bill Rate + 8.50%), 07/07/2027 (Acquired 5/8/2024, Cost $2,931,000) (c)(d)(e)	2,931,000	3,091,569
Mona Lisa Re 2024-1 Class A, 14.03% (3 Month US Treasury Bill Rate + 9.75%), 06/25/2027 (Acquired 1/23/2025, Cost $329,387) (c)(d)(e)	299,000	328,592
Mona Lisa Re 2025-1 Class A, 12.28% (3 Month US Treasury Bill Rate + 8.00%), 01/08/2029 (Acquired 12/3/2024, Cost $648,000) (c)(d)(e)	648,000	649,624
Mona Lisa Re 2025-1 Class B, 10.50% (3 Month US Treasury Bill Rate + 10.50%), 01/07/2028 (Acquired 12/3/2024, Cost $678,000) (c)(d)(e)	678,000	683,478
Montoya Re 2022-2 Class A, 18.06% (3 Month US Treasury Bill Rate + 13.78%), 04/07/2026 (Acquired 12/8/2022 - 12/5/2024, Cost $497,589) (c)(d)(e)	476,000	511,639
5

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Multiperil - 6.3% (continued)
Mountain Re 2023-1 Class A, 11.10% (3 Month US Treasury Bill Rate + 6.82%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $809,427) (c)(d)(e)	$804,000	$832,093
Mystic Re IV 2023-1 Class A, 13.45% (3 Month US Treasury Bill Rate + 9.17%), 01/08/2026 (Acquired 12/16/2022 - 6/12/2024, Cost $1,157,236) (c)(d)(e)	1,154,000	1,204,517
Mystic Re IV 2025-1 Class A, 8.28% (3 Month US Treasury Bill Rate + 4.00%), 01/10/2028 (Acquired 12/17/2024, Cost $446,000) (c)(d)(e)	446,000	444,583
Mystic Re IV 2025-1 Class B, 14.53% (3 Month US Treasury Bill Rate + 10.25%), 01/10/2028 (Acquired 12/17/2024, Cost $282,000) (c)(d)(e)	282,000	280,144
Mystic Re IV 2025-1 Class C, 18.28% (3 Month US Treasury Bill Rate + 14.00%), 01/10/2028 (Acquired 12/17/2024, Cost $714,000) (c)(d)(e)	714,000	249,900
Residential Re 2019-I Class 12, 4.38% (3 Month US Treasury Bill Rate + 0.10%), 06/06/2026 (Acquired 5/8/2019, Cost $186,919) (c)(d)(e)(f)	186,919	106,590
Residential Re 2021-I Class 12, 9.79% (3 Month US Treasury Bill Rate + 5.51%), 06/06/2025 (Acquired 7/12/2023, Cost $292,309) (c)(d)(e)	301,000	188,125
Residential Re 2021-II Class 3, 10.33% (3 Month US Treasury Bill Rate + 6.05%), 12/06/2025 (Acquired 7/12/2022, Cost $989,806) (c)(d)(e)	1,000,000	987,213
Residential Re 2022-I Class 14, 8.49% (3 Month US Treasury Bill Rate + 4.21%), 06/06/2026 (Acquired 7/12/2022, Cost $1,989,000) (c)(d)(e)	2,000,000	1,970,825
Residential Re 2023-I Class 13, 15.44% (3 Month US Treasury Bill Rate + 11.16%), 06/06/2027 (Acquired 4/28/2023, Cost $1,887,000) (c)(d)(e)	1,887,000	1,179,375
Residential Re 2023-I Class 14, 10.81% (3 Month US Treasury Bill Rate + 6.53%), 06/06/2027 (Acquired 4/28/2023 - 9/22/2023, Cost $3,066,372) (c)(d)(e)	3,072,000	3,101,997
Residential Re 2023-II Class 3, 12.70% (3 Month US Treasury Bill Rate + 8.42%), 12/06/2027 (Acquired 11/7/2023, Cost $817,000) (c)(d)(e)	817,000	855,292
Residential Re 2023-II Class 5, 10.20% (3 Month US Treasury Bill Rate + 5.92%), 12/06/2027 (Acquired 11/7/2023, Cost $1,906,000) (c)(d)(e)	1,906,000	1,974,431
Residential Re 2024-I Class 14, 10.03% (3 Month US Treasury Bill Rate + 5.75%), 06/06/2028 (Acquired 4/25/2024, Cost $439,000) (c)(d)(e)	439,000	441,577
Residential Re 2024-II Class 2, 17.53% (3 Month US Treasury Bill Rate + 13.25%), 12/06/2028 (Acquired 11/4/2024, Cost $418,000) (c)(d)(e)	418,000	429,057
Residential Re 2024-II Class 3, 11.28% (3 Month US Treasury Bill Rate + 7.00%), 12/06/2028 (Acquired 11/4/2024, Cost $1,096,000) (c)(d)(e)	1,096,000	1,122,005
Residential Re 2024-II Class 4, 9.53% (3 Month US Treasury Bill Rate + 5.25%), 12/06/2028 (Acquired 11/4/2024, Cost $888,000) (c)(d)(e)	888,000	901,171
Sakura Re 2022-1 Class A, 17.78% (3 Month US Treasury Bill Rate + 13.50%), 01/05/2026 (Acquired 12/22/2022, Cost $841,000) (c)(d)(e)	841,000	890,369
Sanders Re II 2021-1 Class A, 7.53% (3 Month US Treasury Bill Rate + 3.25%), 04/07/2025 (Acquired 7/15/2022 - 7/24/2023, Cost $1,528,579) (c)(d)(e)	1,533,000	1,530,537
Sanders Re II 2021-2 Class A, 7.28% (3 Month US Treasury Bill Rate + 3.00%), 04/07/2025 (Acquired 7/15/2022 - 11/18/2024, Cost $4,614,037) (c)(d)(e)	4,622,000	4,612,583
Sanders Re II 2024-3 Class A, 8.28% (3 Month US Treasury Bill Rate + 4.00%), 04/07/2029 (Acquired 12/10/2024, Cost $1,446,000) (c)(d)(e)	1,446,000	1,446,544
Sanders Re II 2024-3 Class B, 9.53% (3 Month US Treasury Bill Rate + 5.25%), 04/07/2029 (Acquired 12/10/2024, Cost $1,475,000) (c)(d)(e)	1,475,000	1,470,861
Sanders Re III 2022-1 Class A, 7.69% (3 Month US Treasury Bill Rate + 3.41%), 04/07/2026 (Acquired 9/28/2023, Cost $876,269) (c)(d)(e)	900,000	886,461
Sanders Re III 2022-2 Class B, 12.74% (3 Month US Treasury Bill Rate + 8.46%), 06/07/2025 (Acquired 3/28/2024, Cost $359,383) (c)(d)(e)	357,000	362,685
Sanders Re III 2022-3 Class A, 10.55% (3 Month US Treasury Bill Rate + 6.27%), 04/07/2027 (Acquired 12/1/2022, Cost $789,000) (c)(d)(e)	789,000	815,495
Sanders Re III 2023-1 Class A, 9.83% (3 Month US Treasury Bill Rate + 5.55%), 04/07/2027 (Acquired 3/24/2023, Cost $423,000) (c)(d)(e)	423,000	436,700
Sanders Re III 2023-1 Class B, 15.50% (3 Month US Treasury Bill Rate + 15.50%), 04/07/2027 (Acquired 3/24/2023, Cost $528,000) (c)(d)(e)	528,000	469,424
Sanders Re III 2023-2 Class A, 12.42% (3 Month US Treasury Bill Rate + 8.14%), 06/05/2026 (Acquired 5/24/2023, Cost $2,129,000) (c)(d)(e)	2,129,000	2,229,504
Sanders Re III 2024-1 Class A, 10.03% (3 Month US Treasury Bill Rate + 5.75%), 04/07/2028 (Acquired 1/16/2024, Cost $1,627,000) (c)(d)(e)	1,627,000	1,699,405
Solomon Re 2023-1 Class A, 9.80% (3 Month US Treasury Bill Rate + 5.52%), 06/08/2026 (Acquired 6/12/2023, Cost $379,000) (c)(d)(e)	379,000	390,181
6

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Multiperil - 6.3% (continued)
Stabilitas Re 2023-1 Class A, 12.77% (3 Month US Treasury Bill Rate + 8.49%), 06/05/2026 (Acquired 1/16/2025, Cost $349,401) (c)(d)(e)	$336,000	$348,827
Titania Re 2024-1 Class A, 10.53% (3 Month US Treasury Bill Rate + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $566,000) (c)(d)(e)	566,000	567,906
Titania Re 2024-1 Class B, 13.78% (3 Month US Treasury Bill Rate + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $535,000) (c)(d)(e)	535,000	541,471
		70,799,511
Windstorm - 7.3%
Alamo Re 2022-1 Class A, 11.81% (3 Month US Treasury Bill Rate + 7.52%), 06/07/2025 (Acquired 7/27/2022 - 3/27/2024, Cost $1,354,102) (c)(d)(e)	1,356,000	1,380,405
Alamo Re 2023-1 Class A, 12.68% (3 Month US Treasury Bill Rate + 8.39%), 06/07/2026 (Acquired 4/12/2023, Cost $2,579,000) (c)(d)(e)	2,579,000	2,684,499
Alamo Re 2024-1 Class A, 10.33% (3 Month US Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 4/4/2024, Cost $3,571,000) (c)(d)(e)	3,571,000	3,708,889
Alamo Re 2024-1 Class B, 12.03% (3 Month US Treasury Bill Rate + 7.75%), 06/07/2027 (Acquired 4/4/2024, Cost $4,761,000) (c)(d)(e)	4,761,000	4,934,531
Alamo Re 2024-1 Class C, 15.53% (3 Month US Treasury Bill Rate + 11.25%), 06/07/2026 (Acquired 4/4/2024, Cost $3,851,000) (c)(d)(e)	3,851,000	4,053,557
Armor Re II 2024-1 Class A, 14.53% (3 Month US Treasury Bill Rate + 10.25%), 05/07/2027 (Acquired 4/11/2024, Cost $1,321,000) (c)(d)(e)	1,321,000	1,375,575
Armor Re II 2024-2 Class A, 12.78% (3 Month US Treasury Bill Rate + 8.50%), 01/07/2028 (Acquired 12/11/2024, Cost $548,000) (c)(d)(e)	548,000	543,874
Bayou Re 2023-1 Class A, 17.19% (3 Month US Treasury Bill Rate + 12.91%), 05/26/2026 (Acquired 5/11/2023, Cost $750,000) (c)(d)(e)	750,000	803,988
Bayou Re 2023-1 Class B, 23.98% (3 Month US Treasury Bill Rate + 19.70%), 05/26/2026 (Acquired 5/11/2023, Cost $1,206,000) (c)(d)(e)	1,206,000	1,318,777
Bayou Re 2024-1 Class A, 12.78% (3 Month US Treasury Bill Rate + 8.50%), 04/30/2027 (Acquired 4/18/2024, Cost $1,257,000) (c)(d)(e)	1,257,000	1,317,607
Bayou Re 2024-1 Class B, 22.78% (3 Month US Treasury Bill Rate + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $419,000) (c)(d)(e)	419,000	459,314
Blue Ridge Re 2023-1 Class A, 9.53% (3 Month US Treasury Bill Rate + 5.25%), 01/08/2027 (Acquired 11/14/2023, Cost $2,068,000) (c)(d)(e)	2,068,000	2,104,232
Blue Ridge Re 2023-1 Class B, 12.28% (3 Month US Treasury Bill Rate + 8.00%), 01/08/2027 (Acquired 11/14/2023, Cost $2,518,000) (c)(d)(e)	2,518,000	2,618,208
Cape Lookout Re 2023-1 Class A, 12.70% (3 Month US Treasury Bill Rate + 8.42%), 04/28/2026 (Acquired 4/14/2023 - 9/17/2024, Cost $3,453,305) (c)(d)(e)	3,445,000	3,582,321
Cape Lookout Re 2024-1 Class A, 12.28% (3 Month US Treasury Bill Rate + 8.00%), 04/05/2027 (Acquired 3/12/2024 - 9/13/2024, Cost $4,188,438) (c)(d)(e)	4,180,000	4,327,176
Catahoula Re II 2022-1 Class A, 15.52% (3 Month US Treasury Bill Rate + 11.24%), 06/16/2025 (Acquired 9/2/2022, Cost $1,997,534) (c)(d)(e)	2,000,000	2,072,144
Charles River Re 2024-1 Class A, 11.03% (3 Month US Treasury Bill Rate + 6.75%), 05/10/2027 (Acquired 4/5/2024, Cost $885,000) (c)(d)(e)	885,000	905,716
Citrus Re 2023-1 Class A, 10.87% (3 Month US Treasury Bill Rate + 6.59%), 06/07/2026 (Acquired 4/27/2023, Cost $1,009,000) (c)(d)(e)	1,009,000	1,042,508
Citrus Re 2023-1 Class B, 13.05% (3 Month US Treasury Bill Rate + 8.77%), 06/07/2026 (Acquired 4/27/2023, Cost $876,000) (c)(d)(e)	876,000	916,011
Citrus Re 2024-1 Class B, 14.78% (3 Month US Treasury Bill Rate + 10.50%), 06/07/2027 (Acquired 3/19/2024, Cost $508,000) (c)(d)(e)	508,000	524,142
Commonwealth Re 2023-1 Class A, 8.55% (3 Month US Treasury Bill Rate + 4.27%), 07/08/2026 (Acquired 6/7/2023, Cost $783,000) (c)(d)(e)	783,000	799,447
Everglades Re II 2024-1 Class A, 14.78% (3 Month US Treasury Bill Rate + 10.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,964,000) (c)(d)(e)	2,964,000	3,081,775
Everglades Re II 2024-1 Class B, 15.78% (3 Month US Treasury Bill Rate + 11.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,980,000) (c)(d)(e)	2,980,000	3,086,767
Everglades Re II 2024-1 Class C, 17.03% (3 Month US Treasury Bill Rate + 12.75%), 05/13/2027 (Acquired 5/15/2024, Cost $2,066,000) (c)(d)(e)	2,066,000	2,142,043
First Coast Re III 2021-1 Class A, 11.02% (3 Month US Treasury Bill Rate + 6.74%), 04/07/2025 (Acquired 8/18/2023, Cost $375,838) (c)(d)(e)	378,000	380,751
Fish Pond Re 2024-1 Class A, 8.28% (3 Month US Treasury Bill Rate + 4.00%), 01/08/2027 (Acquired 12/22/2023, Cost $842,000) (c)(d)(e)	842,000	859,781
7

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Windstorm - 7.3% (continued)
Gateway Re 2023-1 Class A, 18.24% (3 Month US Treasury Bill Rate + 13.96%), 02/24/2026 (Acquired 2/3/2023, Cost $2,215,000) (c)(d)(e)	$2,215,000	$2,358,169
Gateway Re 2023-1 Class B, 24.68% (3 Month US Treasury Bill Rate + 20.40%), 02/24/2026 (Acquired 2/3/2023, Cost $479,000) (c)(d)(e)	479,000	503,489
Gateway Re 2023-3 Class A, 14.28% (3 Month US Treasury Bill Rate + 10.00%), 07/08/2026 (Acquired 7/14/2023, Cost $594,000) (c)(d)(e)	594,000	605,156
Gateway Re 2024-1 Class AA, 9.78% (3 Month US Treasury Bill Rate + 5.50%), 07/08/2027 (Acquired 3/11/2024, Cost $638,000) (c)(d)(e)	638,000	652,026
Gateway Re II 2023-1 Class A, 13.18% (3 Month US Treasury Bill Rate + 8.90%), 04/27/2026 (Acquired 4/13/2023, Cost $608,000) (c)(d)(e)	608,000	637,691
Hestia Re 2022-1 Class A, 14.36% (3 Month US Treasury Bill Rate + 10.08%), 04/22/2025 (Acquired 2/5/2024, Cost $307,320) (c)(d)(e)	309,000	283,508
Integrity Re 2023-1 Class A, 17.14% (3 Month US Treasury Bill Rate + 12.86%), 06/06/2025 (Acquired 3/23/2023, Cost $687,000) (c)(d)(e)	687,000	712,764
Integrity Re 2024-1 Class A, 14.78% (3 Month US Treasury Bill Rate + 10.50%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (c)(d)(e)	542,000	547,770
Integrity Re 2024-1 Class B, 17.53% (3 Month US Treasury Bill Rate + 13.25%), 06/06/2026 (Acquired 3/1/2024, Cost $310,000) (c)(d)(e)	310,000	312,840
Integrity Re 2024-1 Class C, 21.28% (3 Month US Treasury Bill Rate + 17.00%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (c)(d)(e)	542,000	557,863
Integrity Re 2024-1 Class D, 27.28% (3 Month US Treasury Bill Rate + 23.00%), 06/06/2026 (Acquired 3/1/2024, Cost $852,000) (c)(d)(e)	852,000	810,602
Lightning Re 2023-1 Class A, 15.28% (3 Month US Treasury Bill Rate + 11.00%), 03/31/2026 (Acquired 3/20/2023 - 4/10/2024, Cost $4,273,801) (c)(d)(e)	4,190,000	4,431,000
Longleaf Pine Re 2024-1 Class A, 21.78% (3 Month US Treasury Bill Rate + 17.50%), 05/25/2027 (Acquired 5/10/2024, Cost $1,190,000) (c)(d)(e)	1,190,000	1,283,549
Lower Ferry Re 2023-1 Class A, 8.71% (3 Month US Treasury Bill Rate + 4.43%), 07/08/2026 (Acquired 6/23/2023, Cost $456,000) (c)(d)(e)	456,000	465,681
Lower Ferry Re 2023-1 Class B, 9.55% (3 Month US Treasury Bill Rate + 5.27%), 07/08/2026 (Acquired 6/23/2023, Cost $1,139,000) (c)(d)(e)	1,139,000	1,167,891
Mayflower Re 2023-1 Class A, 9.02% (3 Month US Treasury Bill Rate + 4.69%), 07/08/2026 (Acquired 6/26/2023, Cost $837,000) (c)(d)(e)	837,000	855,316
Mayflower Re 2023-1 Class B, 10.30% (3 Month US Treasury Bill Rate + 6.02%), 07/08/2026 (Acquired 6/26/2023, Cost $2,082,000) (c)(d)(e)	2,082,000	2,151,606
Mayflower Re 2024-1 Class A, 8.83% (3 Month US Treasury Bill Rate + 4.50%), 07/08/2027 (Acquired 6/21/2024, Cost $650,000) (c)(d)(e)	650,000	664,431
Metrocat Re 2023-1 Class A, 10.08% (3 Month US Treasury Bill Rate + 5.75%), 05/08/2026 (Acquired 5/12/2023, Cost $321,000) (c)(d)(e)	321,000	326,237
Nature Coast Re 2023-1 Class A, 14.28% (3 Month US Treasury Bill Rate + 10.00%), 12/07/2026 (Acquired 11/16/2023, Cost $1,341,000) (c)(d)(e)	1,341,000	1,337,896
Nature Coast Re 2023-1 Class B, 17.78% (3 Month US Treasury Bill Rate + 13.50%), 12/07/2026 (Acquired 11/16/2023, Cost $470,000) (c)(d)(e)	470,000	467,488
Nature Coast Re 2024-1 Class A, 19.03% (3 Month US Treasury Bill Rate + 14.75%), 06/07/2028 (Acquired 6/17/2024, Cost $469,000) (c)(d)(e)	469,000	490,009
Nature Coast Re 2025-1 Class A, 14.03% (3 Month US Treasury Bill Rate + 9.75%), 01/16/2029 (Acquired 12/27/2024, Cost $1,161,000) (c)(d)(e)	1,161,000	1,157,508
Palm Re 2024-1 Class A, 13.78% (3 Month US Treasury Bill Rate + 9.50%), 06/07/2027 (Acquired 4/4/2024, Cost $928,000) (c)(d)(e)	928,000	970,890
Purple Re 2023-1 Class A, 17.12% (1 Month Term SOFR + 12.81%), 04/24/2026 (Acquired 4/6/2023, Cost $959,000) (c)(d)(e)	959,000	997,859
Purple Re 2023-2 Class A, 14.78% (3 Month US Treasury Bill Rate + 10.50%), 06/05/2026 (Acquired 6/27/2023, Cost $674,000) (c)(d)(e)	674,000	687,535
Purple Re 2024-1 Class A, 13.28% (3 Month US Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 4/2/2024, Cost $2,373,000) (c)(d)(e)	2,373,000	2,402,970
Recoletos Re DAC 2024-1 Class A, 9.28% (3 Month US Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024, Cost $501,000) (c)(d)(e)	501,000	498,313
Sabine Re 2024-1 Class A, 12.53% (3 Month US Treasury Bill Rate + 8.25%), 04/07/2027 (Acquired 3/26/2024, Cost $488,000) (c)(d)(e)	488,000	499,982
Winston Re 2024-1 Class A, 14.53% (3 Month US Treasury Bill Rate + 10.25%), 02/26/2027 (Acquired 2/14/2024, Cost $927,000) (c)(d)(e)	927,000	971,066
8

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Windstorm - 7.3% (continued)
Winston Re 2024-1 Class B, 16.03% (3 Month US Treasury Bill Rate + 11.75%), 02/26/2027 (Acquired 2/14/2024, Cost $387,000) (c)(d)(e)	$387,000	$398,851
		81,231,994
		193,930,329
TOTAL EVENT LINKED BONDS (Cost $228,290,383)		229,173,019

	Par	Value
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 66.9% (a)
Participation Notes - 0.0% (b)
Global – 0.0% (b)
Multiperil - 0.0% (b)
Eden Re II 2021-1 Class B (Acquired 12/21/2020, Cost $371,456) (c)(d)(e)(f)(g)(h)	371,456	111,958
Eden Re II 2022-1 Class B (Acquired 12/17/2021, Cost $19,607) (c)(d)(e)(f)(g)(h)	19,608	5,711
Eden Re II 2023-1 Class B (Acquired 12/22/2022, Cost $5,282) (c)(d)(e)(f)(g)	5,282	51,347
Sussex Re 2021-A (Acquired 12/29/2020, Cost $342,852) (d)(e)(f)(g)	344,570	0
Sussex Re 2022-A (Acquired 1/5/2022, Cost $1,820,000) (d)(e)(f)(g)	1,820,000	3,015
		172,031
Total Participation Notes (Cost $2,559,197)		172,031
Preference Shares - 66.9%
Global – 65.7%
Marine/Energy - 0.0% (b)
Kauai (Artex Segregated Account Company) (Acquired 1/7/2016, Cost $20,299,006) (d)(e)(f)(g)(h)	51,394	80,060
Multiperil - 65.7%
Arenal (Artex Segregated Account Company) (Acquired 5/7/2015 - 12/22/2017, Cost $30,738,112) (d)(e)(f)(g)	165,450	43,967,242
Baldwin (Horseshoe Re) (Acquired 1/4/2018 - 1/22/2019, Cost $25,096,972) (d)(e)(f)(g)(h)	1,328,746	0
Bowery (Artex Segregated Account Company) (Acquired 9/29/2017, Cost $29,078,495) (d)(e)(f)(g)	200,075	41,738,592
Brighton (Horseshoe Re) (Acquired 6/12/2020, Cost $0) (d)(e)(f)(g)	1,022,526	156,305
Cypress (Horseshoe Re) (Acquired 5/31/2017 - 9/29/2017, Cost $5,006,374) (d)(e)(f)(g)(h)	125,090,500	1,946,658
Emerald Lake (Artex Segregated Account Company) (Acquired 12/16/2015 - 12/17/2018, Cost $28,051,854) (d)(e)(f)(g)(h)	504,899	0
Florblanca (Artex Segregated Account Company) (Acquired 12/29/2016 - 12/21/2017, Cost $11,047,610) (d)(e)(f)(g)	77,550	16,174,949
Freeport (Horseshoe Re) (Acquired 4/4/2018, Cost $22,890,927) (d)(e)(f)(g)(h)	750,718	0
Harambee Re 2018 (Acquired 12/15/2017, Cost $0) (d)(e)(f)(g)	276	5,401
Harambee Re 2019 (Acquired 12/21/2018, Cost $0) (d)(e)(f)(g)	2,199	0
Hatteras (Artex Segregated Account Company) (Acquired 12/30/2014 - 4/11/2019, Cost $61,009,247) (d)(e)(f)(g)	58,673	51,619,628
Hudson Charles (Mt. Logan Re) (Acquired 1/2/2014 - 1/21/2025, Cost $22,966,741) (d)(e)(f)(g)	22,967	21,192,661
Hudson Charles 2 (Mt. Logan Re) (Acquired 3/31/2017, Cost $19,105,594) (d)(e)(f)(g)	19,106	38,393,609
Iseo (Artex Segregated Account Company) (Acquired 9/8/2017, Cost $0) (d)(e)(f)(g)(h)	183,543	0
Kensington (Horseshoe Re) (Acquired 8/16/2018 - 8/11/2020, Cost $0) (d)(e)(f)(g)	954,585	130,434
Latigo (Artex Segregated Account Company) (Acquired 1/6/2014 - 11/1/2018, Cost $16,290,758) (d)(e)(f)(g)	473	23,741,691
LRe 2019 (Lorenz Re Ltd.) (Acquired 7/30/2019, Cost $0) (d)(e)(f)(g)	0	18,957
Mackinac (Artex Segregated Account Company) (Acquired 2/5/2015 - 1/9/2018, Cost $0) (d)(e)(f)(g)(h)	55,584	7,443,576
Madison (Artex Segregated Account Company) (Acquired 12/12/2016 - 2/3/2020, Cost $32,646,812) (d)(e)(f)(g)	97,141	18,186,306
Magnolia (Artex Segregated Account Company) (Acquired 6/20/2024, Cost $24,436,480) (d)(e)(f)(g)	24,436	31,532,980
Mohonk (Artex Segregated Account Company) (Acquired 12/24/2013 - 4/11/2019, Cost $63,132,654) (d)(e)(f)(g)	103	55,146,070
Mulholland (Artex Segregated Account Company) (Acquired 12/26/2013 - 12/31/2015, Cost $566,731) (d)(e)(f)(g)	114	29,855
Pelham (Horseshoe Re) (Acquired 1/2/2018 - 4/25/2018, Cost $18,089,495) (d)(e)(f)(g)(h)	264,553	6,017,362
Peregrine LCA (Acquired 12/28/2018 - 6/7/2019, Cost $12,768,157) (d)(e)(f)(g)	2,252,060	39,160,923
Peregrine LCA2 (Acquired 1/9/2024, Cost $29,902,397) (d)(e)(f)(g)(h)	2,990,240	37,582,951
9

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

	Par	Value
Multiperil - 65.7% (continued)
Rondout (Artex Segregated Account Company) (Acquired 7/15/2019, Cost $16,962,302) (d)(e)(f)(g)	$48,289	$42,963,399
Sheepshead (Horseshoe Re) (Acquired 6/12/2020, Cost $0) (d)(e)(f)(g)	969,034	149,198
SR0001 (Horseshoe Re) (Acquired 7/10/2015 - 6/28/2016, Cost $0)(d)(e)(f)(g)	1,757	0
St. Kevins (Artex Segregated Account Company) (Acquired 12/29/2016 - 6/27/2018, Cost $22,107,500) (d)(e)(f)(g)	42,944	2,498,475
Thopas Re Ltd. 2024-2 (S) (Acquired 6/26/2024, Cost $24,405,926) (d)(e)(f)(g)(h)	244,059	24,437,656
Viribus Re 2018 (Acquired 12/22/2017, Cost $0) (d)(e)(f)(g)(h)	265,173	0
Viribus Re 2019 (Acquired 12/26/2018 - 10/23/2020, Cost $507,130) (d)(e)(f)(g)	526,336	0
Woodside (Horseshoe Re) (Acquired 6/12/2020, Cost $0) (d)(e)(f)(g)	1,012,875	154,346
Yoho (Artex Segregated Account Company) (Acquired 5/17/2016 - 6/5/2020, Cost $48,755,519) (d)(e)(f)(g)(h)	357,363	3,588,604
Yorkville (Artex Segregated Account Company) (Acquired 5/31/2019 - 6/3/2020, Cost $95,132,000) (d)(e)(f)(g)	143,394	228,204,393
		736,182,221
		736,262,281
United States – 1.2%
Multiperil - 1.2%
SR0005 (Horseshoe Re) (Acquired 4/15/2016, Cost $6,360,627) (d)(e)(f)(g)(h)	6,966,774	0
Trouvaille Re Ltd. (Acquired 3/25/2024, Cost $10,606,960) (d)(e)(f)(g)(h)	1,060,696	12,897,374
		12,897,374
Windstorm - 0.0% (b)
Riverdale (Horseshoe Re) (Acquired 6/10/2020, Cost $11,107,565) (d)(e)(f)(g)(h)	251,610	0
SR0006 (Horseshoe Re) (Acquired 8/9/2016, Cost $2,274,842) (d)(e)(f)(g)(h)	39,381,541	275,749
		275,749
		13,173,123
Total Preference Shares (Cost $711,344,787)		749,435,404
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $713,903,984)		749,607,435
LIMITED LIABILITY PARTNERSHIPS - 1.1%
Point Dume LLP (e)(f)(g)(h)(i)		11,888,386
TOTAL LIMITED LIABILITY PARTNERSHIPS (Cost $9,042,607)		11,888,386
	Shares
SHORT-TERM INVESTMENTS - 7.9%
Money Market Funds - 5.7%
Fidelity Investments Money Market Funds - Government Portfolio - Class Institutional, 4.27% (j)	31,372,411	31,372,411
First American Government Obligations Fund - Class X, 4.32% (j)	145,368	145,368
First American Treasury Obligations Fund - Class X, 4.31% (j)	145,368	145,368
Invesco Treasury Portfolio - Class Institutional, 4.29% (j)	145,368	145,368
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.78% (j)	31,517,778	31,517,778
		63,326,293
	Par
U.S. Treasury Bills - 2.2%
4.25%, 04/10/2025 (k)	$12,500,000	12,403,819
4.21%, 07/03/2025 (k)	12,500,000	12,283,789
		24,687,608
TOTAL SHORT-TERM INVESTMENTS (Cost $88,009,024)		88,013,901
TOTAL INVESTMENTS - 96.3% (Cost $1,039,245,998)		1,078,682,741
ASSETS IN EXCESS OF OTHER LIABILITIES - 3.7%		41,554,434
TOTAL NET ASSETS - 100.0%		$1,120,237,175

Principal amounts stated in U.S. dollars unless otherwise stated.

Percentages are stated as a percent of net assets.

10

Stone Ridge Reinsurance Risk Premium Interval Fund

Schedule of Investments as of January 31, 2025 (Unaudited)

CORRA - Canada Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

CAD - Canadian Dollar
EUR - Euro
NZD - New Zealand Dollar

(a)	Country shown is geographic area of peril risk.
(b)	Rounds to zero.
(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2025 was $ 229,342,035, which represented 20.5% of net assets.

(d)	Security is restricted as to resale.
(e)	Foreign issued security. Total foreign securities by country of domicile are $990,668,840. Value determined using significant unobservable inputs. Foreign concentration is as follows: Bermuda: 84.4%, Great Britain 1.2%, Cayman Islands: 1.0%, Supranational: 0.9%, Singapore: 0.5% and Ireland: 0.4%.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $761,495,821, which represents 68.0% of net assets.
(h)	Non-income producing security.
(i)	The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the consolidated Statement of Assets and Liabilities.
(j)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(k)	The rate shown is the annualized effective yield as of January 31, 2025.
11

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services - Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

12

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by

13

the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Level 2 and Level 3 during the reporting period.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Canada	$—	$647,984	$—	$647,984
Chile	—	2,984,486	—	2,984,486
Europe	—	4,458,250	—	4,458,250
Global	—	14,673,159	1,498,655	16,171,814
Jamaica	—	2,123,884	—	2,123,884
Japan	—	2,956,419	—	2,956,419
Mexico	—	4,647,653	—	4,647,653
New Zealand	—	1,252,200	—	1,252,200
United States(1)	—	193,819,289	111,040	193,930,329
Total Event-Linked Bonds	—	227,563,324	1,609,695	229,173,019
Quota Shares and Other Reinsurance-Related Securities
Participation Notes (1)(2)	—	—	172,031	172,031
Preference Shares
Global (1)(2)	—	—	736,262,281	736,262,281
United States (1)(2)	—	—	13,173,123	13,173,123
Total Preference Shares	—	—	749,435,404	749,435,404
Total Quota Shares and Other Reinsurance-Related Securities	—	—	749,607,435	749,607,435
Limited Liability Partnership (2)	—	—	11,888,386	11,888,386
Money Market Funds	63,326,293	—	—	63,326,293
U.S. Treasury Bills	—	24,687,608	—	24,687,608
Total Assets	$63,326,293	$252,250,932	$763,105,516	$1,078,682,741

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.
14

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2025:

	Event-Linked Bonds	Participation Notes	Preference Shares	Limited Liability Partnership
Beginning Balance - November 1, 2024	$1,609,695	$205,141	$724,008,903	$18,433,834
Acquisitions	—	5,148	10,230,600	—
Dispositions	—	(250,139)	(262,142)	—
Realized gains (losses)	—	—	262,142	—
Return of capital	—	—	(3,712,445)	—
Change in unrealized appreciation	—	211,881	18,908,346	(6,545,448)
Transfers out of Level 3	—	—	—	—
Transfers into Level 3	—	—	—	—
Ending Balance - January 31, 2025	$1,609,695	$172,031	$749,435,404	$11,888,386

As of January 31, 2025, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $0 for Event-Linked Bonds, $211,881 for Participation Notes, $18,908,346 for Preference Shares, and $(6,545,448) for Limited Liability Partnerships.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2025:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/25	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE (1)
Participation Notes	Financial Services	$ 172,031	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.2MM-$4.1MM $0.5MM-$3.9MM	$2.8MM $2.7MM

Preference Shares	Financial Services	$ 749,435,404	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$87.0MM $0.0MM-$102.3MM	$21.7MM $44.4MM

Limited Liability Partnership	Financial Services	$ 11,888,386	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$30.3MM $0.0MM-$49.2MM	$15.3MM $27.1MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $1,609,695 for Event-Linked Bonds.

15